Share-based plans - New incentive bonus plan (Details) - New incentive bonus Plan, Share-based component - EUR (€)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
Share-based compensation	€ 0	€ 3,418,000	€ 3,281,000